Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

We are developing an enterprise-wide cybersecurity program as part of our GRC initiative, as described in Item 15 of this Annual Report on Form 20-F, to identify, protect, detect, respond to and manage reasonably foreseeable cybersecurity risks and threats. The cybersecurity program includes the maintenance of a central asset inventory, a threat catalogue dedicated to cyber risks, and a standard control catalogue to be implemented for our information systems. Additionally, we utilize various security tools that help prevent, identify, escalate, investigate, resolve, and recover from identified vulnerabilities and security incidents in a reasonably timely manner. These include, but are not limited to, internal reporting and tools for monitoring and detecting cybersecurity threats. We work with our third-party IT service provider, ads-tec Administration GmbH (the “IT Service Provider”), on the concept, design and implementation of higher reporting requirements. We also use security tools to help identify, assess, mitigate, and remediate cybersecurity threats; however, we cannot guarantee that any third-party tools that we utilize will be successful in all circumstances, and whether such tools are appropriate for their level of risk.

We initiated the assessment and evaluation of risks associated with technology and cybersecurity threats, and the IT Service Provider will monitor our information systems for potential weaknesses and vulnerabilities. The IT Service Provider reviews and tests our information technology system on an as-needed basis (and at least on an annual basis) and also utilizes internal team personnel to evaluate and assess the efficacy of our information technology system and enhance our controls and procedures. The results of these assessments will be reported to our Audit Committee in the future and, from time to time with our Board of Directors.

The IT Service Provider reports to the Director GRC and Corporate Projects any directed and non-directed attacks such as viruses and malware that can lead to interruptions and delays in the sale and service of our general business operations, as well as loss, misuse of data, or theft of intellectual property, confidential information, and personal information (of third parties, employees, providers, and end consumers). However, as of the date of this report, these incidents have not had a material impact on our systems or business operations. Any significant disruption to our business operations or access to our systems could lead to a decline in operational effectiveness and adversely affect our business and results of operation. In addition, a penetration of our systems or a third party’s systems or other misappropriation or misuse of personal information could subject us to business, regulatory, litigation, and reputation risk, which could have a negative effect on our business, financial condition, and results of operations. For more information about the cybersecurity risks that we face, see the risk factor entitled, “Computer malware, viruses, ransomware, hacking, phishing attacks and similar disruptions could result in security and privacy breaches and interruption in service, which could harm our business” in Part I, Item 3.D. Risk Factors in this Annual Report on Form 20-F.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity Governance

Our Board of Directors considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee oversight of cybersecurity and other information technology risks. The Audit Committee oversees management’s implementation and enhancement plans of our cybersecurity program.

Management participates in discussions and updates the Audit Committee, as necessary, regarding any material cybersecurity incident as well as incidents with lesser potential impact. The Audit Committee reports to the full Board of Directors regarding its activities, including those related to cybersecurity. The full Board of Directors also receives briefings from management on our cyber risk program on an as-needed basis.

Our management team is responsible for assessing and managing our material risks from cybersecurity threats. The team and team personnel who support our information security program has primary responsibility for our overall cybersecurity program and supervises both our internal cybersecurity personnel and our retained external cybersecurity third party consultants. In addition, our team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include trainings, testing and briefings of internal personnel, threat intelligence and other information obtained from governmental, public or private sources, including external vendors and consultants engaged by us or the IT Service Provider and alerts and reports produced by security tools deployed in the IT environment.

The team is led by our Director GRC and Corporate Projects who has experience in risk management as well as IT management and IT security auditing and consulting, and further experience in forensics, including cyber-attacks. Team personnel who support our information security program have relevant educational and industry experience, including holding similar positions at previous large companies and government entities.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our Board of Directors considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee oversight of cybersecurity and other information technology risks. The Audit Committee oversees management’s implementation and enhancement plans of our cybersecurity program.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Management participates in discussions and updates the Audit Committee, as necessary, regarding any material cybersecurity incident as well as incidents with lesser potential impact.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Audit Committee reports to the full Board of Directors regarding its activities, including those related to cybersecurity.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true